As filed with the Securities and Exchange Commission on November 21, 2016

Securities Act File No. 333-188840

Investment Company Act File No. 811-22845

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-effective Amendment No.	☐
Post-Effective Amendment No. 10	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 12	☒

Barings Funds Trust

(Exact Name of Registrant as Specified in Charter)

550 South Tryon Street, Suite 3300

Charlotte, NC 28202

(Address of Principal Executive Offices)

704-805-7200

(Registrant’s Telephone Number)

Janice M. Bishop

Secretary and Chief Legal Officer

c/o Barings LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan

Brian D. McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

(617) 951-7000

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Charlotte, and the State of North Carolina on the 21st day of November, 2016.

BARINGS FUNDS TRUST

By:	/s/ Duncan Robertson
Name:	Duncan Robertson
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Capacity	Date

/s/ Thomas W. Bunn*	Trustee	November 21, 2016
Thomas W. Bunn

/s/ Rodney J. Dillman*	Trustee	November 21, 2016
Rodney J. Dillman

/s/ Thomas M. Finke*	Trustee	November 21, 2016
Thomas M. Finke

/s/ Dr. Bernard A. Harris, Jr.*	Trustee	November 21, 2016
Dr. Bernard A. Harris, Jr.

/s/ Thomas W. Okel*	Trustee	November 21, 2016
Thomas W. Okel

/s/ Martin A. Sumichrast*	Trustee	November 21, 2016
Martin A. Sumichrast

/s/ Duncan Robertson	President and Chief Executive Officer	November 21, 2016
Duncan Robertson

/s/ Lesley Mastandrea	Treasurer	November 21, 2016
Lesley Mastandrea

/s/ Carlene Pollock	Principal Financial and Accounting Officer	November 21, 2016
Carlene Pollock

*By	/s/ Duncan Robertson	November 21, 2016
Duncan Robertson Attorney-in-Fact pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase